LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of lease liabilities
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2022	2021
Balance at January 1	20,875	10,192
New Leases	16,248	14,118
Interest expense accrued	718	680
Payments of lease liabilities	(3,311)	(3,217)
Other movements	(348)	94
Currency translation	(874)	(992)
Balance at December 31	33,308	20,875
- Current portion	3,465	2,419
- Non-current portion	29,843	18,456

Schedule of future minimum lease liabilities
Future minimum lease payments as at December 31, 2022 and 2021 are as follows:

	2022		2021
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,644	4,535	3,118	3,068
After one year but not more than five years	15,157	13,582	10,255	9,392
More than five years	20,890	15,191	10,123	8,415
Balance at December 31	40,691	33,308	23,496	20,875
Maturity profile of financial liabilities:

Amounts in $ ’000	2023	2024	2025	2026	2027 and onwards	Total	Prior year total
Trade and other payables	54,465	—	—	—	—	54,465	42,473
Other financial liabilities	—	—	—	—	—	—	165
Lease Liabilities	4,644	4,397	3,583	3,583	24,484	40,691	23,496
Convertible Bonds	4,000	4,000	135,338	—	—	143,338	156,550
Total	63,109	8,397	138,921	3,583	24,484	238,494	222,684
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining (discounted) contractual amounts due including nominal interest.

Amounts in $ ‘000	2022	2021
Cash and cash equivalents	208,654	192,963
Convertible bond - repayable within one year	(1,768)	(1,879)
Convertible bond - repayable after one year	(131,618)	(139,007)
Net debt	75,268	52,077

Cash and cash equivalents	208,654	192,963
Gross debt - fixed interest rates	(133,386)	(140,886)
Net debt	75,268	52,077